UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-05172
                                                    --------------------------

                            Principal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

                  711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                    (Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (61.99%)
ADVANCED MATERIALS & PRODUCTS (0.12%)
 Hexcel
                                         $                      $
  9.75%; 01/15/09                            250,000                 260,625
AGRICULTURAL OPERATIONS (0.29%)
 Bunge Limited Finance
  4.38%; 12/15/08                            430,000                 431,422
  5.88%; 05/15/13                            160,000                 171,387
                                                                     602,809
AIRLINES (0.09%)
 Southwest Airlines
  5.10%; 05/01/06                            181,686                 184,784
APPAREL MANUFACTURERS (0.06%)
 Phillips Van-Heusen
  7.75%; 11/15/23                            125,000                 131,875
ASSET BACKED SECURITIES (2.07%)
 Bear Stearns Asset Backed
  Securities /3/
  3.13%; 03/25/34                            515,000                 514,977
 Chase Funding Mortgage Loan Asset
  Backed Certificates /3/
  2.82%; 09/25/33                            393,499                 394,095
  3.03%; 09/25/33                            420,000                 419,982
 Countrywide Asset Backed
  Certificates
  2.85%; 08/25/32 /3/                        250,000                 249,989
  3.61%; 04/25/30                            490,000                 489,404
 Master Adjustable Rate Mortgages
  Trust /3/
  3.63%; 03/25/34                            545,000                 548,568
 Master Asset Backed Securities
  Trust /3/
  2.73%; 12/25/34                            750,000                 750,000
 Morgan Stanley ABS Capital I /3/
  2.76%; 12/25/34                            500,000                 500,000
 MSDWCC Heloc Trust /2 3/
  2.74%; 07/25/17                            475,000                 475,000
                                                                   4,342,015
AUTO-CARS & LIGHT TRUCKS (0.71%)
 DaimlerChrysler Holding
  3.77%; 08/08/06 /3/                        650,000                 656,876
  4.05%; 06/04/08                            400,000                 398,028
  4.75%; 01/15/08                             75,000                  76,260
  7.25%; 01/18/06                            225,000                 232,796
 Hyundai Motor Manufacturing /4/
  5.30%; 12/19/08                            130,000                 133,284
                                                                   1,497,244
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.70%)
 Accuride
  9.25%; 02/01/08                            250,000                 253,750
 Collins & Aikman Products
  10.75%; 12/31/11                            75,000                  74,250
 Dana /4/
  5.85%; 01/15/15                            180,000                 176,097
 Delco Remy International
  8.63%; 12/15/07                            250,000                 252,500
 Lear
  7.96%; 05/15/05                            320,000                 324,200
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Polypore International /1 3/ /4/
                                         $                      $
  0.00%; 10/01/12                            125,000                  78,125
 Stanadyne /4/
  10.00%; 08/15/14                           150,000                 160,500
 Tenneco Automotive /4/
  8.63%; 11/15/14                            150,000                 156,000
                                                                   1,475,422
AUTOMOBILE SEQUENTIAL (0.54%)
 Capital Auto Receivables Asset
  Trust
  4.50%; 10/15/07                            736,685                 739,838
 Toyota Auto Receivables Owner
  Trust
  2.65%; 11/15/06                            383,430                 382,928
                                                                   1,122,766
BATTERIES & BATTERY SYSTEMS (0.06%)
 Rayovac /4/
  7.38%; 02/01/15                            125,000                 126,094
BREWERY (0.31%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                           300,000                 376,875
 Coors Brewing
  6.38%; 05/15/12                            245,000                 270,066
                                                                     646,941
BROADCASTING SERVICES & PROGRAMMING (0.40%)
 Clear Channel Communications
  4.50%; 01/15/10                            350,000                 343,662
 Grupo Televisa
  8.50%; 03/11/32                            100,000                 116,375
 Liberty Media
  3.50%; 09/25/06                            385,000                 381,228
                                                                     841,265
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.40%)
 CRH America
  6.40%; 10/15/33                            155,000                 172,828
 Masco /3/ /4/
  2.70%; 03/09/07                            675,000                 676,287
                                                                     849,115
BUILDING PRODUCTS-AIR & HEATING (0.10%)
 York International
  6.63%; 08/15/06                            200,000                 207,641
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                             90,000                  89,033
BUILDING-RESIDENTIAL & COMMERCIAL (0.43%)
 Beazer Homes
  8.38%; 04/15/12                            200,000                 219,500
 DR Horton
  5.63%; 09/15/14                            250,000                 253,523
 Meritage Homes
  9.75%; 06/01/11                            175,000                 193,375
 Ryland Group
  9.75%; 09/01/10                            210,000                 228,351
                                                                     894,749
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (1.40%)
 Charter Communications /4/
                                         $                      $
  8.38%; 04/30/14                            150,000                 153,750
 Comcast
  5.30%; 01/15/14                             50,000                  51,565
  5.85%; 01/15/10                             30,000                  32,017
  7.05%; 03/15/33                            175,000                 205,443
 Cox Communications
  3.04%; 12/14/07 /3/ /4/                    350,000                 350,623
  4.63%; 01/15/10 /4/                        475,000                 472,979
  5.45%; 12/15/14 /4/                        475,000                 479,297
  6.75%; 03/15/11                            305,000                 334,572
  7.13%; 10/01/12                            200,000                 225,268
 EchoStar DBS /4/
  6.63%; 10/01/14                            200,000                 202,000
 Kabel Deutschland /4/
  10.63%; 07/01/14                           150,000                 169,500
 Rogers Cablesystems
  10.00%; 03/15/05                           250,000                 251,562
                                                                   2,928,576
CASINO HOTELS (0.43%)
 Ameristar Casinos
  10.75%; 02/15/09                           150,000                 168,000
 Aztar
  9.00%; 08/15/11                            205,000                 224,987
 Harrah's Operating
  5.50%; 07/01/10                            290,000                 299,215
 MGM Mirage
  6.95%; 02/01/05                            200,000                 200,000
                                                                     892,202
CELLULAR TELECOMMUNICATIONS (1.20%)
 America Movil
  5.50%; 03/01/14                            435,000                 438,068
 AT&T Wireless Services
  7.88%; 03/01/11                            295,000                 346,832
  8.13%; 05/01/12                            480,000                 579,771
 Rural Cellular
  8.25%; 03/15/12                            120,000                 128,400
 Telus
  7.50%; 06/01/07                            445,000                 480,501
  8.00%; 06/01/11                             40,000                  47,332
 Verizon Wireless Capital
  5.38%; 12/15/06                            480,000                 494,946
                                                                   2,515,850
CHEMICALS-DIVERSIFIED (0.52%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                            240,000                 247,551
  7.00%; 03/15/11                            265,000                 298,179
 FMC
  6.75%; 05/05/05                            315,000                 317,764
 ICI Wilmington I /5/
  5.63%; 12/01/13                            220,000                 229,222
                                                                   1,092,716
CHEMICALS-SPECIALTY (0.43%)
 Hercules
  6.75%; 10/15/29                            200,000                 205,000
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
 Lubrizol
                                         $                      $
  4.63%; 10/01/09                            265,000                 265,590
  6.50%; 10/01/34                            125,000                 134,695
 Rhodia
  10.25%; 06/01/10                           175,000                 199,062
 Westlake Chemical
  8.75%; 07/15/11                             88,000                  97,900
                                                                     902,247
COAL (0.11%)
 Alpha Natural Resources /4/
  10.00%; 06/01/12                            95,000                 107,825
 Massey Energy
  6.63%; 11/15/10                            120,000                 123,600
                                                                     231,425
COATINGS & PAINT (0.16%)
 Resolution Performance Products
  8.00%; 12/15/09                            150,000                 162,000
 Valspar
  6.00%; 05/01/07                            160,000                 166,777
                                                                     328,777
COMMERCIAL BANKS (0.34%)
 Union Planters Bank
  5.13%; 06/15/07                            240,000                 248,178
 United Overseas Bank /4/
  4.50%; 07/02/13                            150,000                 146,059
 Wachovia Bank
  4.88%; 02/01/15                            315,000                 316,609
                                                                     710,846
COMMERCIAL SERVICES (0.22%)
 Iron Mountain
  6.63%; 01/01/16                            150,000                 141,375
  8.25%; 07/01/11                            315,000                 324,056
                                                                     465,431
COMPUTER SERVICES (0.11%)
 Unisys
  7.88%; 04/01/08                            220,000                 223,300
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                             75,000                  82,409
CONTAINERS-METAL & GLASS (0.27%)
 Crown European Holdings
  10.88%; 03/01/13                           250,000                 293,125
 Owens-Brockway
  8.75%; 11/15/12                            200,000                 222,500
 Silgan Holdings
  6.75%; 11/15/13                             50,000                  51,500
                                                                     567,125
CONTAINERS-PAPER & PLASTIC (0.17%)
 Intertape Polymer Group /4/
  8.50%; 08/01/14                            200,000                 202,000
 Norampac
  6.75%; 06/01/13                            150,000                 157,125
                                                                     359,125
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (2.22%)
 American Express Credit Account
  Master Trust /3/
                                         $                      $
  2.73%; 09/15/11                            200,000                 200,902
 Capital One Multi-Asset Execution
  Trust /3/
  2.70%; 12/15/09                            550,000                 550,969
 Chase Credit Card Master Trust
  /3/
  2.68%; 05/15/09                            750,000                 749,965
 Citibank Credit Card Master Trust
  I /3/
  2.75%; 03/10/11                            425,000                 427,348
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                            525,000                 536,846
 First USA Credit Card Master
  Trust /3/
  2.49%; 04/18/11                            650,000                 655,306
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                          1,500,000               1,530,421
                                                                   4,651,757
CRUISE LINES (0.28%)
 Royal Caribbean Cruises
  8.75%; 02/02/11                            500,000                 586,250
DATA PROCESSING & MANAGEMENT (0.07%)
 Certegy
  4.75%; 09/15/08                            135,000                 137,860
DISTRIBUTION-WHOLESALE (0.12%)
 Ingram Micro
  9.88%; 08/15/08                            225,000                 243,281
DIVERSIFIED FINANCIAL SERVICES (0.75%)
 General Electric Capital
  0.70%; 03/10/40 /3 4/                    7,521,673                 216,970
  2.32%; 02/02/09 /3/                        775,000                 776,747
  6.75%; 03/15/32                            250,000                 299,771
 John Deere Capital
  3.13%; 12/15/05                            160,000                 159,641
 NiSource Finance
  3.20%; 11/01/06                            120,000                 118,442
                                                                   1,571,571
DIVERSIFIED MANUFACTURING OPERATIONS (0.38%)
 Invensys /4/
  9.88%; 03/15/11                            250,000                 268,125
 J.B. Poindexter /4/
  8.75%; 03/15/14                            200,000                 211,000
 Tyco International Group
  6.38%; 02/15/06                            300,000                 308,732
                                                                     787,857
DIVERSIFIED MINERALS (0.10%)
 Vale Overseas
  9.00%; 08/15/13                            185,000                 213,213
DIVERSIFIED OPERATIONS (0.08%)
 Hutchison Whampoa International
  /4/
  6.50%; 02/13/13                            150,000                 163,031
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.11%)
 BRL Universal Equipment
                                         $                      $
  8.88%; 02/15/08                            225,000                 235,406
ELECTRIC-GENERATION (0.16%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                            85,725                  86,582
 Korea East-West Power /4/
  4.88%; 04/21/11                             85,000                  85,706
 Tenaska Virginia Partners /4/
  6.12%; 03/30/24                            158,097                 167,664
                                                                     339,952
ELECTRIC-INTEGRATED (3.44%)
 Arizona Public Service
  5.80%; 06/30/14                            130,000                 139,600
  6.50%; 03/01/12                            205,000                 228,766
 Centerpoint Energy
  5.88%; 06/01/08                            180,000                 187,738
 Consumers Energy
  4.25%; 04/15/08                             70,000                  70,373
 Dayton Power & Light /4/
  5.13%; 10/01/13                            200,000                 205,491
 Dominion Resources /3/
  2.59%; 05/15/06                            550,000                 551,260
 Entergy Gulf States
  3.60%; 06/01/08                            180,000                 176,722
 Exelon
  6.75%; 05/01/11                            200,000                 223,275
 FirstEnergy
  6.45%; 11/15/11                            325,000                 352,692
 FPL Energy Wind Funding /4/
  6.88%; 06/27/17                             33,110                  34,476
 FPL Group Capital
  3.25%; 04/11/06                            170,000                 169,680
 Georgia Power /3/
  2.48%; 02/17/09                            900,000                 900,125
 Indianapolis Power & Light
  7.38%; 08/01/07                            230,000                 244,000
 Jersey Central Power & Light
  5.63%; 05/01/16                             80,000                  84,015
 MidAmerican Energy Holdings
  4.63%; 10/01/07                            200,000                 202,617
 MSW Energy Holdings II
  7.38%; 09/01/10                            225,000                 235,125
 Northeast Utilities
  3.30%; 06/01/08                            145,000                 141,658
 Ohio Power
  4.85%; 01/15/14                            185,000                 185,342
 Oncor Electric Delivery
  6.38%; 05/01/12                            275,000                 304,333
 Pacific Gas & Electric
  3.60%; 03/01/09                            150,000                 147,118
  6.05%; 03/01/34                            265,000                 284,843
 Pepco Holdings
  3.75%; 02/15/06                            565,000                 566,245
 Power Contract Financing /4/
  5.20%; 02/01/06                            116,373                 117,966
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PPL Energy Supply
                                         $                      $
  5.40%; 08/15/14                            200,000                 206,249
 PSEG Power
  6.95%; 06/01/12                            300,000                 339,346
 Puget Energy
  3.36%; 06/01/08                            175,000                 171,270
 Southern California Edison
  5.00%; 01/15/14                             85,000                  86,818
  5.00%; 01/15/16                            225,000                 226,997
  8.00%; 02/15/07                             38,000                  41,109
 Southwestern Electric Power
  4.50%; 07/01/05                            240,000                 241,343
 TXU Energy /5/
  6.13%; 03/15/08                            140,000                 147,584
                                                                   7,214,176
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International
  6.50%; 05/15/13                            150,000                 151,875
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.21%)
 Fairchild Semiconductor
  International
  10.50%; 02/01/09                           325,000                 342,062
 Freescale Semiconductor
  6.88%; 07/15/11                            100,000                 106,250
                                                                     448,312
ENGINES-INTERNAL COMBUSTION (0.06%)
 Cummins Engine
  6.45%; 03/01/05                            125,000                 125,000
EXPORT/IMPORT BANK (0.11%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                            240,000                 241,011
FEDERAL & FEDERALLY SPONSORED CREDIT (0.15%)
 Housing Urban Development
  2.99%; 08/01/05                            325,000                 325,200
FIDUCIARY BANKS (0.35%)
 State Street Capital Trust II /3/
  2.79%; 02/15/08                            725,000                 728,114
FINANCE-AUTO LOANS (1.73%)
 American Honda Finance /3/ /4/
  2.47%; 02/20/07                            900,000                 900,644
 Ford Motor Credit
  5.70%; 01/15/10                            275,000                 274,158
  6.13%; 01/09/06                            225,000                 229,502
  6.88%; 02/01/06                            160,000                 164,091
  7.25%; 10/25/11                            450,000                 478,853
  7.38%; 02/01/11                             50,000                  53,366
  7.88%; 06/15/10                            160,000                 174,084
 General Motors Acceptance
  3.92%; 10/20/05 /3/                        550,000                 552,430
  6.88%; 09/15/11                            300,000                 301,250
  6.88%; 08/28/12                            500,000                 498,910
                                                                   3,627,288
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.46%)
 CIT Group
                                         $                      $
  2.49%; 02/15/07 /3/                        450,000                 450,428
  5.13%; 09/30/14                            515,000                 521,324
                                                                     971,752
FINANCE-CONSUMER LOANS (0.82%)
 Household Finance
  2.37%; 02/09/07 /3/                        775,000                 776,120
  3.38%; 02/21/06                             95,000                  94,976
  4.13%; 12/15/08                            200,000                 200,260
  4.13%; 11/16/09                            350,000                 347,674
  4.75%; 07/15/13                            155,000                 154,614
  7.00%; 05/15/12                            125,000                 143,067
                                                                   1,716,711
FINANCE-CREDIT CARD (0.33%)
 Capital One Bank
  5.00%; 06/15/09                            240,000                 246,377
  6.88%; 02/01/06                            435,000                 449,394
                                                                     695,771
FINANCE-INVESTMENT BANKER & BROKER (3.19%)
 BCP Caylux Holdings Luxembourg
  /4/
  9.63%; 06/15/14                            200,000                 222,000
 Bear Stearns
  3.00%; 03/30/06                            165,000                 164,255
  3.03%; 01/30/09 /3/                        575,000                 576,512
  3.10%; 06/25/34 /3/                        425,000                 423,833
 Citigroup
  5.75%; 05/10/06                            750,000                 771,409
  6.63%; 06/15/32                            215,000                 248,658
 Goldman Sachs Group
  3.88%; 01/15/09                            100,000                  99,548
  5.13%; 01/15/15                            410,000                 415,056
  5.15%; 01/15/14                            130,000                 132,629
  6.60%; 01/15/12                            615,000                 686,635
 Lehman Brothers Holdings
  4.25%; 01/27/10                            100,000                  99,699
  4.80%; 03/13/14                            315,000                 313,301
 Merrill Lynch
  2.46%; 02/06/09 /3/                        775,000                 775,243
  5.00%; 01/15/15                            250,000                 250,771
  5.45%; 07/15/14                            215,000                 224,515
 Morgan Stanley
  0.90%; 04/15/34 /3/ /4/                  4,670,060                  98,449
  2.41%; 02/15/07 /3/                        500,000                 500,339
  4.75%; 04/01/14                            270,000                 265,789
  5.30%; 03/01/13                            165,000                 171,064
  6.75%; 04/15/11                            225,000                 252,668
                                                                   6,692,373
FINANCE-MORTGAGE LOAN/BANKER (5.48%)
 Countrywide Home Loan
  2.45%; 02/17/06 /3/                        125,000                 125,048
  2.89%; 06/02/06 /3/                        775,000                 778,525
  4.25%; 12/19/07                            120,000                 120,739
  4.61%; 12/19/33 /3/                      1,000,000                 986,313
 Federal Home Loan Mortgage
  2.65%; 05/30/08                            275,000                 265,845
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage
  (continued)
                                         $                      $
  3.25%; 02/25/08                          1,675,000               1,654,908
  4.50%; 07/15/13                          1,400,000               1,412,659
  4.63%; 05/28/13                            250,000                 248,431
  4.75%; 10/11/12                            550,000                 550,038
  4.75%; 05/06/13                            575,000                 566,776
  6.25%; 07/15/32                            125,000                 148,826
  6.75%; 03/15/31                            541,000                 680,975
 Federal National Mortgage
  Association
  2.88%; 05/19/08                            275,000                 267,514
  3.70%; 11/01/07                          1,430,000               1,425,447
  4.32%; 07/26/07                            530,000                 533,452
  4.75%; 02/21/13                            550,000                 548,982
  6.25%; 05/15/29                          1,000,000               1,179,289
                                                                  11,493,767
FINANCE-OTHER SERVICES (0.55%)
 Verizon Global Funding
  6.75%; 12/01/05                          1,000,000               1,028,464
  7.75%; 12/01/30                            100,000                 126,422
                                                                   1,154,886
FOOD-MISCELLANEOUS/DIVERSIFIED (0.40%)
 Corn Products International
  8.45%; 08/15/09                            265,000                 305,728
 Kraft Foods
  4.63%; 11/01/06                            325,000                 330,210
  5.63%; 11/01/11                             65,000                  68,947
  6.50%; 11/01/31                            125,000                 142,005
                                                                     846,890
FOOD-RETAIL (0.26%)
 Delhaize America
  7.38%; 04/15/06                            360,000                 373,744
  9.00%; 04/15/31                            125,000                 165,639
                                                                     539,383
GAS-DISTRIBUTION (0.35%)
 Colorado Interstate Gas
  10.00%; 06/15/05                           250,000                 255,448
 Sempra Energy
  4.75%; 05/15/09                            200,000                 202,568
  6.95%; 12/01/05                            275,000                 282,702
                                                                     740,718
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid
  4.00%; 05/01/10                            100,000                  97,797
  4.63%; 12/15/09                             85,000                  85,456
                                                                     183,253
HOME EQUITY-OTHER (1.72%)
 ACE Securities /2 3/
  2.81%; 02/25/35                            250,000                 250,000
 Argent Securities /3/
  2.75%; 02/25/34                            400,000                 400,216
 Long Beach Mortgage Loan Trust
  /3/
  3.06%; 06/25/34                            140,000                 139,883
  3.61%; 06/25/34                            165,000                 166,599
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Option One Mortgage Loan Trust
  /3/
                                         $                      $
  2.83%; 11/25/34                            150,000                 150,266
  3.06%; 05/25/34                            400,000                 401,632
  3.58%; 05/25/34                            400,000                 399,982
 Saxon Asset Securities Trust /3/
  2.75%; 03/25/35                            625,000                 625,000
  3.66%; 03/25/35                            675,000                 681,169
 Specialty Underwriting &
  Residential Finance /3/
  3.04%; 02/25/35                            385,000                 384,983
                                                                   3,599,730
HOME EQUITY-SEQUENTIAL (0.74%)
 Ameriquest Mortgage Securities
  /3/
  2.73%; 04/25/34                            460,000                 459,980
  2.85%; 02/25/35                            550,000                 550,000
 Residential Asset Securities
  3.28%; 08/25/29                            550,000                 547,285
                                                                   1,557,265
HOTELS & MOTELS (0.15%)
 Host Marriott
  7.88%; 08/01/08                            316,000                 324,295
INDUSTRIAL AUTOMATION & ROBOTS (0.14%)
 UNOVA
  6.88%; 03/15/05                            150,000                 150,188
  7.00%; 03/15/08                            150,000                 154,125
                                                                     304,313
INVESTMENT COMPANIES (0.22%)
 Canadian Oil Sands /4/
  4.80%; 08/10/09                            450,000                 455,535
LIFE & HEALTH INSURANCE (0.37%)
 Hartford Life Global Funding
  Trusts /3/
  2.66%; 09/15/09                            725,000                 721,410
 Nationwide Financial Services
  5.63%; 02/13/15                             60,000                  61,538
                                                                     782,948
MACHINERY-CONSTRUCTION & MINING (0.11%)
 Terex
  9.25%; 07/15/11                            200,000                 221,500
MACHINERY-FARM (0.05%)
 Case New Holland /4/
  6.00%; 06/01/09                            100,000                  96,500
MEDICAL INFORMATION SYSTEM (0.06%)
 NDCHealth
  10.50%; 12/01/12                           125,000                 128,125
MEDICAL PRODUCTS (0.08%)
 Medical Device Manufacturing /4/
  10.00%; 07/15/12                           150,000                 162,000
MEDICAL-DRUGS (0.17%)
 Elan Finance /4/
  7.75%; 11/15/11                            150,000                 156,750
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
 Schering-Plough /3/
                                         $                      $
  5.55%; 12/01/13                            185,000                 194,142
                                                                     350,892
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma /4/
  8.63%; 05/01/11                            150,000                 155,625
MEDICAL-HMO (0.61%)
 Anthem
  4.88%; 08/01/05                            500,000                 502,928
 Coventry Health Care /4/
  5.88%; 01/15/12                            310,000                 314,650
 WellPoint /4/
  3.75%; 12/14/07                            175,000                 174,078
  4.25%; 12/15/09                            130,000                 129,428
  5.00%; 12/15/14                            150,000                 150,918
                                                                   1,272,002
MEDICAL-HOSPITALS (0.27%)
 HCA
  5.25%; 11/06/08                            210,000                 210,010
  6.95%; 05/01/12                            120,000                 126,359
  7.13%; 06/01/06                            225,000                 232,805
                                                                     569,174
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 Bergen Brunswig
  7.25%; 06/01/05                            210,000                 212,625
METAL PROCESSORS & FABRICATION (0.18%)
 Mueller Group
  10.00%; 05/01/12                           225,000                 243,000
 Trimas
  9.88%; 06/15/12                            125,000                 130,000
                                                                     373,000
METAL-ALUMINUM (0.05%)
 Novelis /4/
  7.25%; 02/15/15                            100,000                 102,500
METAL-DIVERSIFIED (0.09%)
 Falconbridge
  5.38%; 06/01/15                            115,000                 113,834
  7.35%; 06/05/12                             65,000                  73,922
                                                                     187,756
MISCELLANEOUS INVESTING (0.36%)
 iStar Financial
  4.88%; 01/15/09                            280,000                 283,154
 Thornburg Mortgage
  8.00%; 05/15/13                            200,000                 212,000
 United Dominion Realty Trust
  6.50%; 06/15/09                            240,000                 258,962
                                                                     754,116
MISCELLANEOUS MANUFACTURERS (0.05%)
 ProPex Fabrics /4/
  10.00%; 12/01/12                           100,000                 101,250
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.83%)
 Bank of America
                                         $                      $
  4.88%; 09/15/12                            685,000                 703,491
 JP Morgan Chase
  5.13%; 09/15/14                            425,000                 432,949
  5.25%; 05/01/15                            600,000                 613,815
                                                                   1,750,255
MORTGAGE BACKED SECURITIES (2.06%)
 Banc of America Commercial
 Mortgage /3/ /4/
  0.05%; 11/10/38                          3,108,756                  57,904
 Bear Stearns Adjustable Rate
  Mortgage Trust /3/
  3.52%; 06/25/34                            245,000                 238,470
 Bear Stearns Commercial Mortgage
  Securities /3/ /4/
  0.65%; 05/11/39                          2,550,199                  67,909
 Carrington Mortgage Loan Trust
  2.85%; 02/01/35                            350,000                 350,000
 CS First Boston Mortgage
  Securities /3/
  0.08%; 11/15/37                          5,692,308                 114,928
  0.57%; 05/15/36/ 4/                      4,136,639                  86,104
  0.68%; 07/15/36 /4/                      4,099,216                 127,125
  3.13%; 06/25/34                            180,000                 179,494
  7.68%; 09/15/41                            125,000                 143,333
 First Union National Bank
  Commercial Mortgage
  8.09%; 05/17/32                            200,000                 232,795
 GMAC Commercial Mortgage
  Securities /3/ /4/
  0.97%; 03/10/38                          3,769,474                 148,747
 Greenwich Capital Commercial
  Funding /3/ /4/
  0.39%; 06/10/36                          8,700,000                 152,067
 IMPAC Commercial Mortgage Trust
  /3/
  2.87%; 04/25/35                            475,000                 475,000
 JP Morgan Chase Commercial
  Mortgage Securities /3/
  0.05%; 01/15/42                          5,970,300                 102,110
  1.22%; 01/12/39 /4/                      3,700,000                 182,110
 LB-UBS Commercial Mortgage Trust
  /4/
  0.13%; 03/15/36 /3/                      2,321,651                  64,793
  0.63%; 03/15/34 /3/                      3,257,726                  65,262
  0.74%; 08/15/36                          3,140,695                 102,808
  1.23%; 03/15/36 /3/                      2,283,684                 111,674
 Merrill Lynch Mortgage Investors
  /3/
  3.09%; 01/25/35                            540,000                 539,976
 Merrill Lynch Mortgage Trust /3/
  0.60%; 02/12/42                          9,154,501                 211,634
 Morgan Stanley Capital I
  1.12%; 01/13/41 /3/ /4/                  2,500,000                 124,658
  7.11%; 04/15/33                            100,000                 111,569
 Wachovia Bank Commercial Mortgage
  Trust /4/
  0.47%; 10/15/41                         13,619,859                 334,112
                                                                   4,324,582
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (0.35%)
 CNA Financial
                                         $                      $
  5.85%; 12/15/14                            325,000                 324,920
  6.50%; 04/15/05                            400,000                 402,577
                                                                     727,497
MULTIMEDIA (0.73%)
 AOL Time Warner
  7.63%; 04/15/31                            620,000                 763,703
 News America
  4.75%; 03/15/10                             90,000                  91,149
  5.30%; 12/15/14 /4/                        225,000                 228,987
  6.63%; 01/09/08                            250,000                 267,869
 Walt Disney
  5.38%; 06/01/07                            175,000                 180,814
                                                                   1,532,522
MUSIC (0.04%)
 Warner Music Group /4/
  7.38%; 04/15/14                             75,000                  78,375
MUTUAL INSURANCE (0.16%)
 Liberty Mutual Group /4/
  5.75%; 03/15/14                            195,000                 192,811
  7.00%; 03/15/34                            130,000                 134,273
                                                                     327,084
NON-FERROUS METALS (0.06%)
 Coldelco /4/
  5.50%; 10/15/13                            125,000                 131,208
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste
  8.50%; 12/01/08                            150,000                 156,375
 Casella Waste Systems
  9.75%; 02/01/13                            125,000                 137,500
 Waste Management
  5.00%; 03/15/14                            125,000                 126,087
                                                                     419,962
OIL & GAS DRILLING (0.11%)
 Precision Drilling
  5.63%; 06/01/14                            225,000                 235,467
OIL COMPANY-EXPLORATION & PRODUCTION (1.28%)
 Callon Petroleum
  9.75%; 12/08/10                            150,000                 161,250
 Devon Financing
  7.88%; 09/30/31                            165,000                 214,142
 Energy Partners
  8.75%; 08/01/10                            150,000                 162,750
 Husky Energy
  6.15%; 06/15/19                            200,000                 214,552
 Nexen
  5.05%; 11/20/13                            105,000                 104,668
  7.88%; 03/15/32                            125,000                 159,013
 Pemex Project Funding Master
  Trust
  6.13%; 08/15/08                            315,000                 330,908
  7.88%; 02/01/09                            350,000                 390,250
  8.00%; 11/15/11                            250,000                 287,500
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Petroleos Mexicanos
                                         $                      $
  6.50%; 02/01/05                            600,000                 600,000
 XTO Energy
  6.25%; 04/15/13                             50,000                  55,041
                                                                   2,680,074
OIL COMPANY-INTEGRATED (0.49%)
 Amerada Hess
  7.30%; 08/15/31                            175,000                 203,199
 Occidental Petroleum
  4.00%; 11/30/07                            175,000                 175,349
 Petrobras International Finance
  8.38%; 12/10/18                            225,000                 235,688
  9.13%; 02/01/07                            225,000                 244,969
 Petronas Capital /4/
  7.88%; 05/22/22                            125,000                 158,847
                                                                   1,018,052
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Cooper Cameron
  2.65%; 04/15/07                            290,000                 281,526
OIL REFINING & MARKETING (0.54%)
 Enterprise Products Operating /4/
  4.00%; 10/15/07                            280,000                 278,652
 Enterprise Products Partners
  6.38%; 02/01/13                            110,000                 119,264
 Tesoro Petroleum /5/
  9.63%; 11/01/08                            440,000                 477,400
 Valero Energy
  6.88%; 04/15/12                            225,000                 255,447
                                                                   1,130,763
OIL-FIELD SERVICES (0.37%)
 Halliburton /3/
  4.16%; 10/17/05                            775,000                 780,664
PAPER & RELATED PRODUCTS (0.69%)
 Abitibi-Consolidated
  8.30%; 08/01/05                            250,000                 254,375
 Neenah Paper /4/
  7.38%; 11/15/14                            125,000                 125,625
 Norske Skog /4/
  7.63%; 10/15/11                            500,000                 574,383
 Sappi Papier Holding /4/
  6.75%; 06/15/12                            140,000                 155,533
 Smurfit Capital Funding
  6.75%; 11/20/05                            330,000                 336,600
                                                                   1,446,516
PETROCHEMICALS (0.15%)
 Braskem /4/
  11.75%; 01/22/14                           265,000                 306,406
PHARMACY SERVICES (0.15%)
 Medco Health Solutions
  7.25%; 08/15/13                            275,000                 310,818
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 HealthSouth
                                         $                      $
  7.63%; 06/01/12                            150,000                 150,375
PIPELINES (0.86%)
 Buckeye Partners
  4.63%; 07/15/13                            275,000                 271,119
 Duke Capital
  4.37%; 03/01/09                            140,000                 140,473
 Duke Energy Field Services
  7.88%; 08/16/10                            260,000                 302,628
 Enbridge Energy Partners
  4.00%; 01/15/09                             90,000                  88,687
 National Fuel Gas
  5.25%; 03/01/13                            175,000                 178,931
 PG&E Gas Transmission
  7.10%; 06/01/05                            400,000                 404,798
 TEPPCO Partners
  6.13%; 02/01/13                             45,000                  48,364
 Texas Eastern Transmission
  5.25%; 07/15/07                            245,000                 252,161
 TGT Pipeline /4/
  5.50%; 02/01/17                            120,000                 121,466
                                                                   1,808,627
PRIVATE CORRECTIONS (0.08%)
 Corrections Corporation of
  America
  9.88%; 05/01/09                            150,000                 165,000
PROPERTY & CASUALTY INSURANCE (1.81%)
 ACE
  6.00%; 04/01/07                            150,000                 155,525
 ACE INA Holdings
  5.88%; 06/15/14                            145,000                 149,949
 Arch Capital Group
  7.35%; 05/01/34                            365,000                 400,770
 Infinity Property & Casualty
  5.50%; 02/18/14                            335,000                 333,108
 Markel
  6.80%; 02/15/13                            330,000                 357,904
 St. Paul
  5.75%; 03/15/07                            475,000                 492,027
 W.R. Berkley
  5.13%; 09/30/10                            575,000                 580,950
  5.88%; 02/15/13                            155,000                 160,174
 XL Capital
  5.25%; 09/15/14 /5/                        655,000                 662,344
  6.50%; 01/15/12                            450,000                 493,238
                                                                   3,785,989
PUBLISHING-BOOKS (0.17%)
 Reed Elsevier Capital
  6.13%; 08/01/06                            350,000                 360,991
PUBLISHING-PERIODICALS (0.07%)
 Dex Media West
  9.88%; 08/15/13                            123,000                 139,451
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
QUARRYING (0.08%)
 Compass Minerals International /1
  3/
                                         $                      $
  0.00%; 06/01/13                            200,000                 163,000
RACETRACKS (0.13%)
 Penn National Gaming
  11.13%; 03/01/08                           250,000                 265,000
RECREATIONAL CENTERS (0.17%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                           200,000                 208,000
 Town Sports International
  9.63%; 04/15/11                            150,000                 157,875
                                                                     365,875
REGIONAL BANKS (1.35%)
 Bank One
  7.63%; 08/01/05                            725,000                 741,809
 KeyCorp
  4.63%; 05/16/05                            475,000                 477,415
 PNC Funding
  5.75%; 08/01/06                            650,000                 670,906
 Wachovia
  5.63%; 12/15/08                            600,000                 636,938
  6.38%; 02/01/09                            100,000                 108,227
 Wells Fargo
  3.12%; 08/15/08                            200,000                 195,809
                                                                   2,831,104
REINSURANCE (0.20%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                            385,000                 410,965
RENTAL-AUTO & EQUIPMENT (0.23%)
 NationsRent
  9.50%; 10/15/10                            315,000                 351,225
 United Rentals
  6.50%; 02/15/12                            125,000                 122,812
                                                                     474,037
RESORTS & THEME PARKS (0.07%)
 Intrawest /4/
  7.50%; 10/15/13                            150,000                 157,500
RETAIL-ARTS & CRAFTS (0.13%)
 Michaels Stores
  9.25%; 07/01/09                            250,000                 265,938
RETAIL-AUTOMOBILE (0.05%)
 Asbury Automotive Group
  9.00%; 06/15/12                            100,000                 105,750
RETAIL-DRUG STORE (0.14%)
 Duane Reade /4/
  9.75%; 08/01/11                            150,000                 135,750
 Rite Aid
  12.50%; 09/15/06                           150,000                 166,125
                                                                     301,875
RETAIL-JEWELRY (0.06%)
 Finlay Fine Jewelry
  8.38%; 06/01/12                            125,000                 125,625
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.21%)
 May Department Stores
                                         $                      $
  5.75%; 07/15/14                            425,000                 440,482
RETAIL-PROPANE DISTRIBUTION (0.14%)
 AmeriGas Partners
  8.88%; 05/20/11                            150,000                 162,000
 Star Gas Partners /4/
  10.25%; 02/15/13                           120,000                 127,500
                                                                     289,500
RETAIL-RESTAURANTS (0.10%)
 VICORP Restaurants
  10.50%; 04/15/11                           200,000                 203,500
RETAIL-TOY STORE (0.10%)
 Toys R Us
  8.75%; 09/01/21                            200,000                 204,500
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.04%)
 General Nutrition Centers /4/
  8.63%; 01/15/11                             80,000                  80,000
SAVINGS & LOANS-THRIFTS (1.06%)
 Washington Mutual
  2.96%; 01/15/10 /3/                        725,000                 723,913
  3.07%; 01/25/45 /3/                        475,000                 475,000
  3.81%; 06/25/34                            410,000                 403,343
  3.97%; 03/25/33                            528,000                 525,181
  5.50%; 01/15/13                            100,000                 104,716
                                                                   2,232,153
SCHOOLS (0.07%)
 Knowledge Learning /4/
  7.75%; 02/01/15                            150,000                 150,750
SEMICONDUCTOR EQUIPMENT (0.08%)
 Amkor Technology
  7.75%; 05/15/13                            200,000                 178,000
SOVEREIGN (0.80%)
 Mexico Government
  3.33%; 01/13/09 /3/                        300,000                 304,350
  8.30%; 08/15/31                            260,000                 315,510
  8.38%; 01/14/11                            690,000                 810,750
 South Africa Government
  6.50%; 06/02/14                            220,000                 242,000
                                                                   1,672,610
SPECIAL PURPOSE ENTITY (0.80%)
 Borden US Finance/Nova Scotia
  Finance /4/
  9.00%; 07/15/14                            100,000                 110,000
 Da-Lite Screen
  9.50%; 05/15/11                            150,000                 165,750
 Farmers Exchange Capital /4/
  7.05%; 07/15/28                            225,000                 238,361
 Fondo Latinoamericano de Reservas
  /4/
  3.00%; 08/01/06                            270,000                 268,101
 John Hancock Global Funding II
  /3/ /4/
  2.73%; 04/03/09                            800,000                 799,600
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 K&F Acquisition /4/
                                         $                      $
  7.75%; 11/15/14                            100,000                  99,500
                                                                   1,681,312
STEEL-SPECIALTY (0.19%)
 CSN Islands VIII /4/
  9.75%; 12/16/13                            375,000                 397,031
SUPRANATIONAL BANK (0.21%)
 Corp Andina de Fomento
  6.75%; 03/15/05                            190,000                 190,371
  6.88%; 03/15/12                            230,000                 258,999
                                                                     449,370
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.07%)
 Corning
  8.30%; 04/04/25                            150,000                 157,316
TELEPHONE-INTEGRATED (3.70%)
 BellSouth
  4.75%; 11/15/12                            250,000                 252,186
  6.88%; 10/15/31                            130,000                 150,037
 British Telecommunications /3/
  7.88%; 12/15/05                            940,000                 975,812
 Deutsche Telekom International
  Finance /3/
  8.50%; 06/15/10                          1,390,000               1,649,738
 France Telecom /3/
  8.50%; 03/01/11                          1,095,000               1,306,708
 MCI /3/
  6.91%; 05/01/07                            250,000                 255,625
  7.69%; 05/01/09                            150,000                 156,563
 Northwestern Bell Telephone
  6.25%; 01/01/07                            250,000                 255,937
 Sprint Capital
  6.88%; 11/15/28                            325,000                 363,447
  6.90%; 05/01/19                            100,000                 112,801
  8.75%; 03/15/32                            230,000                 311,494
 Telecom Italia Capital
  4.00%; 01/15/10 /4/                      1,025,000               1,000,864
  5.25%; 11/15/13                            280,000                 285,224
  6.38%; 11/15/33                            130,000                 137,945
 Telefonos de Mexico
  4.50%; 11/19/08                            135,000                 135,319
  8.25%; 01/26/06                            385,000                 402,816
                                                                   7,752,516
TELEVISION (0.10%)
 LIN Television
  8.00%; 01/15/08                            210,000                 218,663
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                            145,000                 153,177
THEATERS (0.05%)
 Cinemark /1 3/
  0.00%; 03/15/14                            140,000                 105,700
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (0.05%)
 Union Pacific
                                         $                      $
  4.70%; 01/02/24                            100,000                  96,889
TRANSPORT-SERVICES (0.17%)
 CHC Helicopter
  7.38%; 05/01/14                            150,000                 157,125
 FedEx /3/
  2.84%; 04/01/05                            190,000                 190,015
                                                                     347,140
VITAMINS & NUTRITION PRODUCTS (0.16%)
 NBTY
  8.63%; 09/15/07                            200,000                 202,000
 WH Holdings/WH Capital
  9.50%; 04/01/11                            125,000                 137,656
                                                                     339,656
WIRE & CABLE PRODUCTS (0.10%)
 Superior Essex Communications
  9.00%; 04/15/12                            200,000                 207,000
WIRELESS EQUIPMENT (0.08%)
 SBA Telecom/SBA Communications/
  1/ /3/
  0.00%; 12/15/11                            200,000                 172,250
                                        TOTAL BONDS              129,998,604

                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (14.55%)
                                         $                      $
4.50%; 12/01/09                            1,337,610               1,342,377
4.50%; 11/01/18                            2,255,405               2,256,941
5.00%; 01/01/18                            3,415,412               3,472,630
5.00%; 05/01/18                            1,814,313               1,844,523
5.00%; 06/01/34                            6,678,798               6,673,168
5.50%; 05/01/17                            1,316,722               1,358,828
5.50%; 06/01/24                            4,701,606               4,821,821
5.50%; 04/01/33                            1,448,539               1,478,388
5.50%; 02/01/35 /6/                        2,100,000               2,140,030
6.00%; 03/01/22                              969,887               1,007,931
6.00%; 03/01/31                              229,847                 237,530
6.00%; 04/01/31                               49,148                  50,791
6.00%; 12/01/31                              973,546               1,006,087
6.50%; 06/01/17                            1,039,550               1,098,075
6.50%; 03/01/19                              554,509                 584,308
6.50%; 03/01/29                              119,665                 125,527
6.50%; 05/01/29                              179,247                 187,960
6.50%; 04/01/31                              110,618                 115,934
7.00%; 12/01/29                              119,255                 126,320
7.00%; 06/01/30                               66,682                  70,593
7.00%; 12/01/30                               82,179                  86,999
7.50%; 09/01/30                               27,756                  29,811
7.50%; 09/01/30                               45,389                  48,750
7.50%; 01/01/31                              149,657                 160,738
7.50%; 03/01/31                               43,877                  47,126
                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                         $                      $
8.00%; 09/01/30                              134,117                 145,103
                           TOTAL FHLMC CERTIFICATES               30,518,289

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (11.79%)
4.50%; 02/01/35 /6/                        3,500,000               3,415,783
5.00%; 03/01/18                            2,249,668               2,287,796
5.00%; 02/01/20 /6/                        3,500,000               3,554,687
5.00%; 02/01/35 /6/                        1,700,000               1,695,750
5.50%; 07/01/33                            2,309,276               2,354,446
5.50%; 09/01/33                            1,364,836               1,391,532
5.50%; 02/01/35 /6/                        4,000,000               4,072,500
6.00%; 05/01/09                              201,205                 208,777
6.00%; 07/01/09                              403,044                 422,996
6.00%; 07/01/09                              276,875                 287,295
6.00%; 05/01/32                              204,425                 211,131
6.00%; 02/01/35 /6/                        3,100,000               3,200,750
6.50%; 01/01/11                              129,970                 135,925
6.50%; 02/01/11                              206,303                 219,682
6.50%; 03/01/11                              383,390                 408,253
6.50%; 09/01/32                              658,777                 689,721
7.00%; 08/01/29                               30,622                  32,443
7.00%; 02/01/32                              131,224                 138,875
                            TOTAL FNMA CERTIFICATES               24,728,342

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.73%)
6.00%; 07/20/28                              506,602                 527,201
6.00%; 11/20/28                              488,526                 508,390
6.00%; 01/20/29                              518,773                 539,515
6.00%; 07/20/29                              130,369                 135,581
6.00%; 12/15/33                              484,679                 503,823
6.50%; 03/20/28                              100,629                 105,856
6.50%; 05/20/29                               85,805                  90,211
6.50%; 12/15/32                            2,450,985               2,582,235
7.00%; 06/15/32                              686,205                 728,554
                            TOTAL GNMA CERTIFICATES                5,721,366



                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
TREASURY BONDS (12.58%)
 U.S. Treasury
                                         $                      $
  3.63%; 07/15/09                          2,100,000               2,097,948
  4.00%; 02/15/14                          1,100,000               1,091,148
  4.75%; 05/15/14                          1,000,000               1,048,008
  5.00%; 02/15/11                          1,500,000               1,594,804
  5.38%; 02/15/31                          2,505,000               2,802,176
  6.13%; 08/15/29                             25,000                  30,318
  6.25%; 08/15/23                          1,100,000               1,319,270
  6.25%; 05/15/30                          1,310,000               1,618,157
  6.75%; 08/15/26                          1,000,000               1,282,148
  7.50%; 11/15/16                          1,770,000               2,285,029
  8.00%; 11/15/21                          1,210,000               1,693,008
 U.S. Treasury Inflation-Indexed
  Obligations
  2.00%; 01/15/14                          1,137,059               1,176,367
  3.38%; 01/15/07                          3,857,728               4,045,792
  3.88%; 01/15/09                          1,397,556               1,549,486
  4.25%; 01/15/10                          2,384,025               2,741,908
                                                                  26,375,567
                               TOTAL TREASURY BONDS               26,375,567

                                    Shares
                                    Held                            Value
------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                $
 Decisionone /1/ /2/                           3,500                       -
 Decisionone /1/ /2/                           2,054                       -
 Decisionone /1/ /2/                           3,540                       -
 Decisionone /1/ /2/                           2,100                       -
                                                                           -
                                TOTAL COMMON STOCKS                        -

                                    Principal
                                    Amount                          Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.98%)
FINANCE-OTHER SERVICES (4.98%)
 Investment in Joint Trading
  Account; HSBC Funding
  2.50%; 02/01/05                        $10,455,481            $ 10,455,481
                             TOTAL COMMERCIAL PAPER               10,455,481

                                    Maturity
                                    Amount                          Value
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.31%)
 Deutsche Bank Securities; 2.48%;
  dated 01/31/05 maturing 02/01/05
  (collateralized by U.S. Treasury
  Inflation-Indexed Obligation;
  $657,614; 07/15/12) /7/                $   644,764            $    644,720
                        TOTAL REPURCHASE AGREEMENTS                  644,720
                                                                ------------

              TOTAL PORTFOLIO INVESTMENTS (108.93%)              228,442,369
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-8.93%)                                                        (18,733,094)
                         TOTAL NET ASSETS (100.00%)             $209,709,275
                                                                ---------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $725,000 or .35% of net assets.
/3 /Variable rate.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,157,972 or 7.70% of net assets.
/5 /Security or a portion of the security was on loan at the end of the period. /6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  4,708,286
Unrealized Depreciation                        (1,041,993)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,666,293
Cost for federal income tax purposes         $224,776,076

                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman       $7,500,000     $24,372
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 5 basis
points with Morgan Stanley. Expires February
2005.

Receive monthly a return equal to a 30-year 5.0%    3,000,000       8,329
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 42 basis points with Merrill
Lynch. Expires March 2005.


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Bond Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher+
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------